RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and bonus	$ 864,300	$ 938,542	$ 542,558
Compensation expense-share-based payments	374,014	724,035	188,601
Key management personnel compensation	$ 1,238,314	$ 1,662,577	$ 731,159